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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2010
                                               ---------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-11905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven M. Mullooly
       ------------------
Title: CCO
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ Steven M. Mullooly       New York, New York                10/8/2010
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:                          106
                                         ---------------------------
Form 13F Information Table Value Total:                        6,300
                                         ---------------------------
                                               (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                               September 30, 2010

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   207735  2395740 SH       Sole                   278190           2117550
AT&T Inc.                      COM              00206R102   149000  5209790 SH       Sole                   953190           4256600
Abbott Laboratories            COM              002824100   175069  3351250 SH       Sole                                    3351250
Altria Group Inc.              COM              02209S103    27042  1125830 SH       Sole                  1125830
Archer Daniels Midland Co.     COM              039483102    33390  1046050 SH       Sole                                    1046050
Arrow Electronics Inc.         COM              042735100    75004  2806000 SH       Sole                                    2806000
Avnet Inc.                     COM              053807103    26050   964450 SH       Sole                     3400            961050
Bank of America Corp.          COM              060505104    77416  5908500 SH       Sole                                    5908500
Boeing Co.                     COM              097023105   136673  2054000 SH       Sole                   357000           1697000
BorgWarner Inc.                COM              099724106   164169  3119900 SH       Sole                     1750           3118150
Bristol-Myers Squibb Co.       COM              110122108   188774  6963270 SH       Sole                   919970           6043300
Bunge Ltd.                     COM              G16962105    77257  1305900 SH       Sole                                    1305900
CVB Financial Corp.            COM              126600105       93    12450 SH       Sole                    12450
Canadian National Railway Co.  COM              136375102    72903  1138750 SH       Sole                                    1138750
Canadian Pacific Railway Ltd.  COM              13645T100   103028  1690920 SH       Sole                      800           1690120
Chevron Corp.                  COM              166764100    26045   321340 SH       Sole                   321340
Chubb Corp.                    COM              171232101   187565  3291200 SH       Sole                                    3291200
Citigroup Inc.                 COM              172967101   108801 27826450 SH       Sole                                   27826450
ConocoPhillips                 COM              20825C104    27450   477970 SH       Sole                   477970
Covidien Plc.                  COM              G2554F105   163769  4074870 SH       Sole                                    4074870
Devon Energy Corp.             COM              25179M103   147118  2272450 SH       Sole                                    2272450
Dominion Resources Inc.        COM              25746U109    23267   532920 SH       Sole                   532920
E.I. DuPont de Nemours & Co.   COM              263534109    29528   661770 SH       Sole                   661770
Eli Lilly & Co.                COM              532457108    23672   648010 SH       Sole                   648010
Enerplus Resources Fund        COM              29274D604     1360    52800 SH       Sole                    52800
Fluor Corp.                    COM              343412102    94838  1914750 SH       Sole                                    1914750
General Electric Co.           COM              369604103    17896  1101280 SH       Sole                  1101280
Genuine Parts Co.              COM              372460105    26955   604510 SH       Sole                   604510
Goldman Sachs Group Inc.       COM              38141G104    66153   457550 SH       Sole                                     457550
HCP Inc.                       COM              40414L109    24517   681420 SH       Sole                   681420
Health Care REIT Inc.          COM              42217K106    25148   531220 SH       Sole                   531220
Heinz H.J. Co.                 COM              423074103    22082   466150 SH       Sole                   466150
Hewlett-Packard Co.            COM              428236103   128457  3053400 SH       Sole                                    3053400
ITT Corp.                      COM              450911102   160625  3429950 SH       Sole                                    3429950
Intel Corp.                    COM              458140100    20836  1085200 SH       Sole                  1085200
JP Morgan Chase & Co.          COM              46625H100   148668  3906150 SH       Sole                                    3906150
Johnson & Johnson              COM              478160104   187417  3024810 SH       Sole                   427560           2597250
Kimberly-Clark Corp.           COM              494368103   199185  3062030 SH       Sole                   378230           2683800
Kraft Foods Inc.               COM              50075N104   198647  6437050 SH       Sole                   806000           5631050
Microsoft Corp.                COM              594918104   176198  7194700 SH       Sole                   783250           6411450
Nextera Energy Inc             COM              65339F101    19907   366000 SH       Sole                   366000
Oracle Corp.                   COM              68389X105   206012  7672700 SH       Sole                                    7672700
Orascom Construction Industrie COM              68554N106     1841    40925 SH       Sole                    40925

                         Cullen Capital Management, LLC
                                    FORM 13F
                               September 30, 2010

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Pfizer Inc.                    COM              717081103     7541   439200 SH       Sole                   439200
Philip Morris International In COM              718172109    24890   444300 SH       Sole                   444300
Travelers Cos. Inc.            COM              89417E109    23618   453320 SH       Sole                   453320
United Technologies Corp.      COM              913017109   167789  2355600 SH       Sole                                    2355600
Verizon Communications Inc.    COM              92343V104   177932  5459710 SH       Sole                   832310           4627400
Vermillion Energy Inc          COM              923725105      342     9150 SH       Sole                     9150
Walt Disney Co.                COM              254687106   176375  5328550 SH       Sole                                    5328550
ABB Ltd. (ADR)                 ADR              000375204   144686  6850650 SH       Sole                   629300           6221350
Anglo American PLC (ADR)       ADR              03485P201    98832  4973933 SH       Sole                                    4973933
AstraZeneca PLC (ADR)          ADR              046353108    27518   542770 SH       Sole                   542770
Bayer AG (ADR)                 ADR              072730302   185932  2668750 SH       Sole                                    2668750
British American Tobacco PLC ( ADR              110448107     2338    31300 SH       Sole                    31300
Companhia Energetica de Minas  ADR              204409601      910    55500 SH       Sole                    55500
Companhia Siderurgica Nacional ADR              20440W105     1620    91700 SH       Sole                    91700
Diageo PLC (ADR)               ADR              25243Q205   170573  2471710 SH       Sole                   414310           2057400
Ensco International PLC (ADR)  ADR              29358Q109   111161  2485150 SH       Sole                                    2485150
Gazprom OAO (ADR)              ADR              368287207   112141  5352800 SH       Sole                                    5352800
HSBC Holdings PLC (ADR)        ADR              404280406    23572   465950 SH       Sole                   465950
Itau Unibanco S.A. (ADR)       ADR              465562106     1977    81800 SH       Sole                    81800
Nestle S.A. (ADR)              ADR              641069406   150552  2817750 SH       Sole                                    2817750
Nokia Corp. (ADR)              ADR              654902204    11828  1179250 SH       Sole                  1179250
Novartis AG (ADR)              ADR              66987V109     2491    43200 SH       Sole                    43200
PetroChina Co. Ltd. (ADR)      ADR              71646E100   179109  1538472 SH       Sole                   142400           1396072
Telefonica S.A. (ADR)          ADR              879382208     1906    25700 SH       Sole                    25700
Teva Pharmaceutical Industries ADR              881624209    80536  1526750 SH       Sole                                    1526750
Total S.A. (ADR)               ADR              89151E109     1656    32100 SH       Sole                    32100
Unilever N.V. (ADR)            ADR              904784709   204977  6860000 SH       Sole                   964150           5895850
Vodafone Group PLC (ADR)       ADR              92857W209   186107  7501300 SH       Sole                  1173150           6328150
BHP Billiton Ltd.              COM              Q1498M100     1771    47000 SH       Sole                    47000
Foster's Group Ltd.            COM              Q3944W187     1965   331000 SH       Sole                   331000
Ramsay Health Care Ltd.        COM              Q7982Y104     1162    78000 SH       Sole                    78000
Sonic Healthcare Ltd.          COM              Q8563C107      873    82000 SH       Sole                    82000
BOC Hong Kong Holdings Ltd.    COM              Y0920U103     1494   471500 SH       Sole                   471500
HSBC Holdings PLC              COM              6158163        834    81283 SH       Sole                    81283
Stella International Holdings  COM              g84698102     1238   631500 SH       Sole                   631500
PT Bank Rakyat Indonesia       COM              Y0697U104     1367  1220000 SH       Sole                  1220000
Credit Suisse Group            COM              H3698D419      830    19300 SH       Sole                    19300
Nestle S.A.                    COM              H57312649     2347    43800 SH       Sole                    43800
Roche Holding AG               COM              H69293217      419     3050 SH       Sole                     3050
Zurich Financial Services AG   COM              H9870Y105     2098     8900 SH       Sole                     8900
AXA S.A.                       COM              F06106102      245    14000 SH       Sole                    14000
Allianz SE                     COM              D03080112      817     7200 SH       Sole                     7200
BNP Paribas                    COM              F1058Q238     1656    23250 SH       Sole                    23250


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